Property and Equipment	12 Months Ended
Sep. 30, 2020
Blade Urban Air Mobility [Member]
Property and Equipment

Note 3 — Property and Equipment

The following table presents information about the Company’s property and equipment:

	Useful Life	As of September 30,
	(in years)	2020	2019
Furniture and fixtures	5	$437	$383
Technology equipment	3	182	174
	Shorter of useful
Leasehold improvements	life or life of lease	2,215	1,900
Vehicle	5	5	5
Total property and equipment, gross		2,839	2,462
Less: Accumulated depreciation and amortization		(1,080)	(744)
Total property and equipment, net		$1,759	$1,718

For the years ended September 30, 2020 and 2019, the Company recorded depreciation and amortization expense for property and equipment of $336 and $289, respectively.